UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10093

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Item 1. Report to Shareholders

U.S. Bond Enhanced Index Fund	April 30, 2012

The views and opinions in this report were current as of April 30, 2012. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

The past six months saw modest returns for bond investors. Returns were somewhat volatile, however, as investors weighed signs of improvement in the U.S. economy against continuing concerns about the future of the eurozone and other factors. The Federal Reserve maintained a highly accommodative stance and continued to purchase long-term Treasury securities, benefiting longer-term bond investors (if not those seeking short-term income) by keeping a ceiling on yields. The U.S. Bond Enhanced Index Fund recorded a decent gain but slightly missed its goal of matching its index after accounting for expenses.

Your fund returned 2.38% in the six months ended April 30, 2012. As shown in the Performance Comparison table, the fund slightly lagged the unmanaged Barclays U.S. Aggregate Bond Index due to fees. The fund’s net asset value increased by $0.06 over the past six months, while dividends of $0.17 were $0.01 lower than in the previous six-month period.

ECONOMY AND INTEREST RATES

Long-term interest rates fluctuated over the first half of our fiscal year as investors worried that the debt crisis in Europe would provoke a renewed financial crisis and global economic downturn. Investors rushed into and out of the Treasury market—a traditional safe haven in times of market turmoil—in response to progress or setbacks in European leaders’ efforts to craft a plan to prevent sovereign debt defaults and the threat they posed to the Continent’s banks. A new round of rescue measures appeared to contain the damage, at least temporarily. Many of the world’s major central banks agreed to coordinate efforts to provide liquidity to the European financial system, and European leaders announced a plan for tighter fiscal integration. Optimism waned at the end our reporting period, however, as investors grew concerned that yields might rise to unsustainable levels once European banks are no longer able to use funds borrowed from the European Central Bank to purchase sovereign debt.

Although economists warned that a recession and financial crisis in Europe would eventually spread to some extent across the Atlantic, the U.S. economy demonstrated surprising resilience throughout much of the period. While hiring remained subdued, unemployment fell and weekly jobless claims reached their lowest level since the start of the financial crisis. The improving job market fostered a rise in consumer sentiment, and retail sales strengthened as more Americans were able to act on pent-up demand for automobiles and other goods. The manufacturing sector continued to expand despite weakening growth overseas, and the housing sector remained depressed but showed signs of having bottomed. Prices stabilized in many markets, construction picked up, and a gauge of homebuilder confidence reached its highest level in nearly five years.

Along with the turmoil in Europe, the Federal Reserve’s long-term bond purchases as part of “Operation Twist” limited the rise in Treasury yields that typically accompanies an improving economic environment. Federal Reserve officials appeared somewhat more hesitant than many private economists to declare that the economy had turned a corner and offered few signs that a change in monetary policy was imminent. Indeed, the Federal Reserve extended its promise to keep short-term interest rates “exceptionally low” through late 2014—albeit with a caveat. Most members envisioned the federal funds rate at or below 1.00% (the new definition of “exceptionally low,” rather than the fed funds rate’s current 0.00%–0.25% range). While Americans despaired at the continued rise in gas prices, overall inflation signals remained relatively benign, with core inflation (which excludes volatile food and energy prices) remaining at or near levels acceptable to the Fed.

MARKET NEWS

All major segments of the fixed income market saw gains over the past six months, but investors were once again rewarded for accepting more risk. Treasury bonds saw modest gains as fears about Europe and Fed purchases boosted demand and offset inflation worries. Mortgage-backed securities (MBS), the largest segment of the investment-grade bond market, benefited from attractive yields relative to Treasuries and a moderate pace of refinancing. Investment-grade corporate issues performed well thanks to solid corporate balance sheets. Commercial mortgage-backed securities (CMBS) led the major category returns, however, as investors proved willing to accept risk and the better economic climate allowed investors to make less severe default assumptions in their valuation models.

PORTFOLIO REVIEW

The fund is designed for investors who want to benefit from broad exposure to investment-grade bonds. Its objective is to closely track the performance of the Barclays U.S. Aggregate Bond Index after fees, but we attempt to compensate for fund expenses by seeking modest additional returns through small variations in sector weightings. To a lesser extent, typically, we also employ what is referred to as “curve positioning” or “duration management”—adjustments in the mix of maturities of our holdings based on our view of interest rates. While our efforts in both areas generally boosted results relative to the benchmark over the past six months, we fell slightly short of our goal of compensating for expenses.

With investors growing more comfortable with risk and seeking higher yields, our strategic underweight of U.S. Treasuries and the associated emphasis on so-called spread sectors, which offer somewhat higher risk and more attractive coupons, boosted results. In particular, CMBS and investment-grade corporate bonds were significant contributors to relative returns. As noted, CMBS was the strongest major sector within the index despite a pullback at the end of the period after the Fed signaled its intention to auction commercial real estate assets it acquired during the 2008 financial crisis. Investment-grade corporate issues were led by financials. Banks and other institutions with exposure to the eurozone benefited from increased optimism for much of the period that the situation there had finally been brought under control by European authorities. Infusions of liquidity by the European Central Bank, an orderly write-down of Greek sovereign debt, and substantially reduced sovereign yields in Italy and Spain all boosted sentiment. In addition, large U.S. banks performed relatively well during a new round of Fed-administered stress tests. Along with surprisingly resilient U.S. economic data, these factors helped push corporate yields to record lows.

Among MBS, our overweight to lower-coupon, conventional issues made a significant contribution to relative performance. Prepayment concerns weighed on higher-coupon issues as the government continued to debate potential initiatives to stimulate consumer spending via large-scale mortgage refinance programs. Our government-related positions were also an area of strength. Specifically, a number of taxable Build America Bonds and a small position in quasi-sovereign emerging markets issues produced strong duration-adjusted returns. Our focus on higher-quality credits within CMBS detracted from results, however.

We made incremental changes to portfolio positioning over the six-month period. Corporate holdings increased slightly as the fund was active in the new issue market, with a particular focus on issues with shorter maturities. Conversely, we slightly decreased MBS exposure due to rich valuations and limited room for price appreciation. We also moved from a slightly long to a neutral duration posture during the quarter.

OUTLOOK

Since the end of our reporting period, risks have resurfaced that have compelled investors to shun higher-risk assets again—most notably, political turmoil in Europe that has raised questions about the popular will for maintaining austerity programs. In addition, the potential for weaker growth in key emerging markets, such as China and Brazil, may lead to renewed caution on the part of investors. Finally, the potential exists for the U.S. economy to go off a “fiscal cliff” of draconian spending cuts and tax increases in 2013 if Congress and the President are not able to agree on budget matters. While no investment can be protected from every scenario, we believe such a highly uncertain environment is a compelling argument for maintaining a widely diversified portfolio such as the U.S. Bond Enhanced Index Fund. (Diversification cannot assure a profit or protect against loss in a declining market.)

Respectfully submitted,

Robert M. Larkins
President of the fund and chairman of its Investment Advisory Committee

May 14, 2012

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING IN FIXED INCOME SECURITIES

Funds that invest in fixed income securities are subject to price declines due to rising interest rates, with long-term securities generally most sensitive to rate fluctuations. Other risks include credit rating downgrades and defaults on scheduled interest and principal payments. MBS are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which is an increase in interest rates that causes a fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund’s sensitivity to rising interest rates and its potential for price declines.

GLOSSARY

Barclays U.S. Aggregate Bond Index: An unmanaged index that tracks domestic investment-grade bonds, including corporate, government, and mortgage-backed securities.

Duration: A measure of a bond fund’s sensitivity to changes in interest rates. For example, a fund with a duration of five years would fall about 5% in price in response to a one-percentage-point rise in interest rates, and vice versa.

Federal funds rate (or target rate): The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The Federal Reserve sets a target federal funds rate to affect the direction of interest rates.

SEC yield (30 day): A method of calculating a fund’s yield that assumes all portfolio securities are held until maturity. Yield will vary and is not guaranteed.

Weighted average maturity: A measure of a fund’s interest rate sensitivity. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes. The weighted average maturity may take into account the interest rate readjustment dates for certain securities.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Amounts in 000s)

	$ Par/Shares	Value
CORPORATE BONDS 23.8%		
FINANCIAL INSTITUTIONS 9.2%		
Banking 6.0%		
Abbey National Treasury Services, 3.875%, 11/10/14 (1)	450	449
American Express, 8.125%, 5/20/19	590	782
American Express Credit, 5.30%, 12/2/15	1,250	1,404
American Express Credit, 5.875%, 5/2/13	150	157
American Express Credit, 7.30%, 8/20/13	175	189
Australia & New Zealand Banking, 3.70%, 1/13/15 (1)	250	259
Banc One, 7.625%, 10/15/26	4	5
Bank of America, 3.625%, 3/17/16	550	548
Bank of America, 3.75%, 7/12/16	560	557
Bank of America, 5.65%, 5/1/18	825	871
Bank of America, 6.00%, 10/15/36	300	291
Bank of America, 7.375%, 5/15/14	450	488
Bank of New York Mellon, 1.50%, 1/31/14 (2)	300	304
Bank of New York Mellon, 1.70%, 11/24/14 (2)	1,200	1,220
Bank of New York Mellon, 5.45%, 5/15/19 (2)	340	399
Bank of Nova Scotia, 2.55%, 1/12/17	1,950	2,025
Barclays Bank, 2.75%, 2/23/15	1,000	1,005
Barclays Bank, 5.00%, 9/22/16 (2)	275	297
Barclays Bank, 5.125%, 1/8/20	300	317
Barclays Bank, 6.75%, 5/22/19 (2)	200	230
BB&T, 2.05%, 4/28/14	600	613
BB&T, 4.75%, 10/1/12	95	96
BB&T, 5.25%, 11/1/19 (2)	200	223
BB&T, 5.70%, 4/30/14	300	327
BNP Paribas, 3.60%, 2/23/16 (2)	400	402
BPCE, 2.375%, 10/4/13 (1)	700	687
Capital One Bank, 6.50%, 6/13/13	300	316

Capital One Financial, 2.125%, 7/15/14	540	544
Citigroup, 4.587%, 12/15/15	1,550	1,623
Citigroup, 5.50%, 4/11/13	200	207
Citigroup, 5.50%, 10/15/14	475	506
Citigroup, 5.85%, 7/2/13	300	314
Citigroup, 5.875%, 1/30/42	850	898
Citigroup, 6.375%, 8/12/14	200	216
Citigroup, 6.50%, 8/19/13	300	317
Commonwealth Bank of Australia, 5.00%, 11/6/12 (1)	250	255
Commonwealth Bank of Australia, 5.00%, 10/15/19 (1)	425	467
Countrywide Financial, 6.25%, 5/15/16	86	89
Credit Suisse, 5.40%, 1/14/20	1,000	1,030
Credit Suisse First Boston (USA), 5.125%, 1/15/14 (2)	500	529
Credit Suisse First Boston (USA), 7.125%, 7/15/32	200	252
Credit Suisse New York, 5.30%, 8/13/19 (2)	300	332
Deutsche Bank AG/London, 3.875%, 8/18/14 (2)	225	236
Fifth Third Bancorp, 3.625%, 1/25/16	1,000	1,060
Goldman Sachs, 3.30%, 5/3/15	1,000	999
Goldman Sachs, 3.625%, 2/7/16	1,150	1,155
Goldman Sachs, 3.70%, 8/1/15	350	356
Goldman Sachs, 5.625%, 1/15/17	400	419
Goldman Sachs, 5.75%, 1/24/22	605	633
Goldman Sachs, 6.00%, 5/1/14	155	165
Goldman Sachs, 6.15%, 4/1/18	1,525	1,661
Goldman Sachs, 6.75%, 10/1/37	455	449
Goldman Sachs Capital I, 6.345%, 2/15/34 (2)	50	47
HSBC Bank, 3.10%, 5/24/16 (1)	500	514
HSBC Bank USA, 5.875%, 11/1/34 (2)	550	571
HSBC Holdings, 5.25%, 12/12/12	100	102

HSBC USA, 2.375%, 2/13/15	1,500	1,517
JPMorgan Chase, 1.875%, 3/20/15 (2)	1,100	1,106
JPMorgan Chase, 2.60%, 1/15/16	1,000	1,019
JPMorgan Chase, 3.15%, 7/5/16	1,000	1,035
JPMorgan Chase, 4.625%, 5/10/21	900	955
JPMorgan Chase, 4.65%, 6/1/14	375	399
JPMorgan Chase, 4.75%, 5/1/13	175	182
JPMorgan Chase, 4.875%, 3/15/14	210	223
JPMorgan Chase, 5.75%, 1/2/13	130	134
JPMorgan Chase, 6.30%, 4/23/19	295	347
JPMorgan Chase Capital XXII, 6.45%, 1/15/87	250	250
KeyCorp, 3.75%, 8/13/15 (2)	500	531
Lloyds TSB Bank, 4.875%, 1/21/16 (2)	250	260
Lloyds TSB Bank, 6.50%, 9/14/20 (1)(2)	600	571
Merrill Lynch, 5.00%, 1/15/15	1,200	1,253
Merrill Lynch, 6.22%, 9/15/26	100	106
Merrill Lynch, 6.40%, 8/28/17	400	432
Merrill Lynch, 6.875%, 4/25/18	200	223
Merrill Lynch, 6.875%, 11/15/18	65	72
Merrill Lynch, 7.75%, 5/14/38	150	166
Morgan Stanley, 3.80%, 4/29/16	1,405	1,373
Morgan Stanley, 4.00%, 7/24/15	300	298
Morgan Stanley, 4.75%, 4/1/14 (2)	975	982
Morgan Stanley, 6.25%, 8/9/26	175	172
Morgan Stanley, 6.625%, 4/1/18	450	471
National Australia Bank, 3.00%, 7/27/16 (1)(2)	1,400	1,415
Nordea Bank, 4.875%, 5/13/21 (1)	800	753
PNC Bank, 4.875%, 9/21/17	250	275
PNC Funding, 2.70%, 9/19/16	1,350	1,401

PNC Funding, 6.70%, 6/10/19 (2)	300	369
RBS Citizens, 6.375%, 5/15/12	200	200
Regions Financial, 5.75%, 6/15/15	205	216
Royal Bank of Canada, 1.45%, 10/30/14	1,700	1,726
Royal Bank of Scotland, 4.375%, 3/16/16	300	306
Royal Bank of Scotland, 5.625%, 8/24/20 (2)	550	571
Societe Generale, 2.50%, 1/15/14 (1)	460	455
Standard Chartered, 3.85%, 4/27/15 (1)	115	121
SunTrust Banks, 3.60%, 4/15/16	200	207
Svenska Handelsbanken, 4.875%, 6/10/14 (1)(2)	400	424
Toronto-Dominion Bank, 2.50%, 7/14/16 (2)	1,080	1,119
U.S. Bancorp, 2.20%, 11/15/16	1,200	1,236
U.S. Bancorp, 4.20%, 5/15/14 (2)	430	460
U.S. Bank, 4.95%, 10/30/14	200	219
UBS Stamford, 2.25%, 8/12/13	250	252
UBS Stamford, 2.25%, 1/28/14	300	301
UBS Stamford, 4.875%, 8/4/20	250	262
Wachovia, 5.50%, 8/1/35	250	259
Wachovia, 5.75%, 2/1/18	1,130	1,318
Wachovia Bank, 4.875%, 2/1/15	150	162
Wells Fargo, 1.25%, 2/13/15 (2)	800	802
Wells Fargo, 2.10%, 5/8/17	1,000	999
Wells Fargo, 5.00%, 11/15/14	205	221
Westpac Banking, 4.20%, 2/27/15	300	322
		60,855
Brokerage 0.4%		
Ameriprise Financial, 7.30%, 6/28/19	1,165	1,441
BlackRock, 5.00%, 12/10/19	500	574
Jefferies Group, 3.875%, 11/9/15	505	491

Jefferies Group, 5.875%, 6/8/14	80	83
Jefferies Group, 6.25%, 1/15/36	200	174
Raymond James Financial, 4.25%, 4/15/16	1,025	1,067
		3,830
Finance Companies 0.9%		
Discover Financial Servicers, 10.25%, 7/15/19	550	748
GATX Corporation, 4.85%, 6/1/21	1,150	1,174
GE Capital, 2.30%, 4/27/17	1,100	1,100
GE Capital, 4.65%, 10/17/21	300	326
GE Capital, 4.80%, 5/1/13	525	546
GE Capital, 5.00%, 1/8/16	1,000	1,116
GE Capital, 5.50%, 1/8/20	400	456
GE Capital, 5.90%, 5/13/14	160	175
GE Capital, 6.75%, 3/15/32	1,320	1,596
SLM Corporation, 6.25%, 1/25/16	1,420	1,471
SLM Corporation, 8.45%, 6/15/18	300	320
		9,028
Financial Other 0.0%		
CME Group, 5.40%, 8/1/13	300	317
		317
Insurance 1.2%		
ACE INA Holdings, 5.70%, 2/15/17	150	177
ACE INA Holdings, 5.90%, 6/15/19	150	182
Allstate, 6.125%, 12/15/32	150	179
American International Group, 4.25%, 9/15/14	1,500	1,563
Berkshire Hathaway, 1.90%, 1/31/17	825	841
Berkshire Hathaway Finance, 5.40%, 5/15/18 (2)	300	356
CNA Financial, 5.875%, 8/15/20	600	658

Markel, 7.125%, 9/30/19	425	490
MetLife, 5.375%, 12/15/12	400	411
MetLife Global Funding I, 5.125%, 6/10/14 (1)	160	173
New York Life Global Funding, 2.45%, 7/14/16 (1)	1,350	1,393
Principal Financial Group, 8.875%, 5/15/19	225	292
Principal Life Global Funding I, 5.25%, 1/15/13 (1)	100	103
Principal Life Income Funding, 5.30%, 12/14/12	250	257
Prudential Financial, 3.00%, 5/12/16	1,000	1,033
Prudential Financial, 5.40%, 6/13/35	375	379
Prudential Financial, 6.20%, 1/15/15	90	100
Reinsurance Group of America, 5.00%, 6/1/21 (2)	1,405	1,489
The Travelers Companies, 6.25%, 6/15/37	225	285
UnitedHealth Group, 1.875%, 11/15/16 (2)	220	224
UNUM Group, 5.625%, 9/15/20	150	163
WellPoint, 6.00%, 2/15/14	1,000	1,087
		11,835
Real Estate Investment Trusts 0.7%		
AMB Property, 4.50%, 8/15/17	300	314
AMB Property, 6.625%, 12/1/19	355	407
Arden Realty, 5.25%, 3/1/15	115	124
AvalonBay Communities, 5.70%, 3/15/17	300	347
AvalonBay Communities, 5.75%, 9/15/16	110	126
Camden Property Trust, 4.625%, 6/15/21 (2)	1,000	1,043
Duke Realty, 6.25%, 5/15/13	134	140
ERP Operating, 5.25%, 9/15/14	125	135
ERP Operating, 5.375%, 8/1/16	105	117
Hospitality Properties Trust, 7.875%, 8/15/14	350	383
Kilroy Realty, 5.00%, 11/3/15	600	643
Regency Centers, 5.875%, 6/15/17	1,025	1,157

Simon Property Group, 2.15%, 9/15/17	650	646
Simon Property Group, 5.75%, 12/1/15 (2)	650	735
Simon Property Group, 10.35%, 4/1/19	100	139
WEA Finance, 7.50%, 6/2/14 (1)	290	320
		6,776
Total Financial Institutions		92,641

INDUSTRIAL 12.0%

Basic Industry 1.4%

Air Products & Chemicals, 2.00%, 8/2/16	1,000	1,027
Air Products & Chemicals, 4.15%, 2/1/13	175	180
Allegheny Technologies, 5.95%, 1/15/21	1,170	1,292
Arcelormittal, 3.75%, 8/5/15 (2)	1,650	1,681
Arcelormittal, 5.375%, 6/1/13	325	336
Barrick Gold, 1.75%, 5/30/14	370	375
Barrick Gold, 5.80%, 11/15/34	800	867
Carpenter Technology, 5.20%, 7/15/21	1,300	1,341
Celulosa Arauco y Constitutcion, 4.75%, 1/11/22 (1)	620	634
Dow Chemical, 5.25%, 11/15/41 (2)	1,050	1,089
Du Pont de Nemours, 5.00%, 1/15/13	50	52
Du Pont de Nemours, 5.25%, 12/15/16	1,200	1,408
Ecolab, 2.375%, 12/8/14	665	688
Inco Limited, 7.75%, 5/15/12	100	100
Lubrizol, 5.50%, 10/1/14	200	223
Newmont Mining, 6.25%, 10/1/39	400	458
Praxair, 5.25%, 11/15/14	350	389
Rio Tinto Finance, 6.50%, 7/15/18	325	402
Rio Tinto Finance, 8.95%, 5/1/14	315	363
Teck Resources, 6.00%, 8/15/40	600	642

Vale Overseas, 4.375%, 1/11/22	470	484
Vale Overseas, 6.875%, 11/21/36	560	669
		14,700
Capital Goods 1.0%		
Caterpillar Financial Services, 1.125%, 12/15/14	815	823
Caterpillar Financial Services, 4.25%, 2/8/13	300	309
Caterpillar Financial Services, 4.75%, 2/17/15	175	194
Danaher, 1.30%, 6/23/14	300	305
Emerson Electric, 4.50%, 5/1/13	255	265
Holcim, 6.00%, 12/30/19 (1)	500	531
Honeywell International, 5.30%, 3/1/18	100	120
John Deere Capital, 5.50%, 4/13/17	1,000	1,195
Lockheed Martin, 6.15%, 9/1/36	100	123
Lockheed Martin, 7.65%, 5/1/16	250	305
Lockheed Martin, STEP, 5.72%, 6/1/40	63	73
Raytheon, 7.20%, 8/15/27	200	273
Republic Services, 3.80%, 5/15/18	600	651
Republic Services, 5.50%, 9/15/19	240	282
Roper Industries, 6.25%, 9/1/19	1,250	1,486
United Technologies, 5.375%, 12/15/17 (2)	700	839
United Technologies, 7.50%, 9/15/29	255	360
Waste Management, 6.10%, 3/15/18 (2)	400	478
Waste Management, 7.375%, 5/15/29	1,000	1,295
		9,907
Communications 2.6%		
Alltel, 7.00%, 3/15/16	11	13
America Movil, 5.50%, 3/1/14	350	379
America Movil, 5.625%, 11/15/17	100	118

America Movil, 6.125%, 3/30/40	1,175	1,421
America Movil, 6.375%, 3/1/35 (2)	300	366
American Tower, 4.70%, 3/15/22	245	252
American Tower, 7.25%, 5/15/19	500	588
American Tower Trust, 5.42%, 4/15/37 (1)	500	535
AT&T, 1.60%, 2/15/17 (2)	600	602
AT&T, 5.10%, 9/15/14	1,370	1,506
AT&T, 5.35%, 9/1/40	1,121	1,231
AT&T, 6.55%, 2/15/39	250	310
AT&T Broadband, 8.375%, 3/15/13	170	181
BellSouth, 6.875%, 10/15/31	21	26
British Sky Broadcasting, 6.10%, 2/15/18 (1)	300	352
Cellco Partners/Verizon Wireless, 5.55%, 2/1/14	330	356
Comcast, 6.95%, 8/15/37	540	686
Cox Communications, 6.25%, 6/1/18 (1)	1,000	1,195
Cox Communications, 7.125%, 10/1/12	150	154
Crown Castle Towers, 6.113%, 1/15/40 (1)	50	57
DirecTV Holdings, 3.50%, 3/1/16	1,000	1,056
DirecTV Holdings, 4.75%, 10/1/14	240	260
DirecTV Holdings, 6.35%, 3/15/40	400	445
Discovery Communications, 4.375%, 6/15/21 (2)	550	599
Discovery Communications, 5.625%, 8/15/19	175	206
Grupo Televisa, 6.625%, 1/15/40 (2)	475	573
GTP Acquisition Partners, 4.347%, 6/15/41 (1)	210	217
NBC Universal, 3.65%, 4/30/15	1,475	1,577
News America, 6.15%, 3/1/37	515	571
News America, 7.25%, 5/18/18 (2)	150	183
Omnicom Group, 3.625%, 5/1/22	455	456
Omnicom Group, 4.45%, 8/15/20	1,220	1,322

Rogers Wireless, 6.375%, 3/1/14	300	330
SBA Tower Trust, 4.254%, 4/15/40 (1)	675	706
Telecom Italia Capital, 5.25%, 11/15/13	250	254
Telecom Italia Capital, 6.175%, 6/18/14	1,385	1,434
Telefonica Emisiones, 3.992%, 2/16/16	1,270	1,231
Telefonica Emisiones, 5.855%, 2/4/13 (2)	250	254
Telefonica Emisiones, 5.877%, 7/15/19	260	257
Time Warner Cable, 7.50%, 4/1/14	155	174
Time Warner Entertainment, 8.375%, 3/15/23	1,250	1,687
Verizon Communications, 5.50%, 2/15/18	300	354
Verizon Communications, 5.55%, 2/15/16	100	115
Verizon Communications, 6.35%, 4/1/19	350	433
Vivendi, 2.40%, 4/10/15 (1)	810	814
		25,836
Consumer Cyclical 1.5%		
American Honda Finance, 3.50%, 3/16/15 (1)	200	212
American Honda Finance, 4.625%, 4/2/13 (1)	400	415
Costco Wholesale, 5.50%, 3/15/17	200	240
Daimler Finance North America, 1.875%, 9/15/14 (1)	1,120	1,135
DaimlerChrysler North America Holding, 8.50%, 1/18/31	100	148
Home Depot, 5.40%, 3/1/16	1,200	1,386
Hyatt Hotels, 5.75%, 8/15/15 (1)	400	440
Hyundai Capital America, 3.75%, 4/6/16 (1)	350	361
Hyundai Capital Services, 3.50%, 9/13/17 (1)	605	611
Johnson Controls, 1.75%, 3/1/14	796	809
Lowe's Companies, 5.00%, 10/15/15 (2)	250	283
McDonald's, 5.30%, 3/15/17	125	148
O'Reilly Automotive, 4.875%, 1/14/21	700	758
RCI Banque, 3.40%, 4/11/14 (1)	325	325

RCI Banque, 4.60%, 4/12/16 (1)	225	225
Staples, 9.75%, 1/15/14	150	170
Time Warner, 4.70%, 1/15/21	2,075	2,298
Toyota Motor Credit, 2.05%, 1/12/17	1,500	1,539
Wal-Mart Stores, 5.25%, 9/1/35	450	513
Walt Disney, 1.35%, 8/16/16 (2)	1,350	1,357
Wesfarmers, 2.983%, 5/18/16 (1)(2)	1,160	1,192
Yum! Brands, 5.30%, 9/15/19	400	455
		15,020
Consumer Non-Cyclical 2.2%		
Altria Group, 4.75%, 5/5/21	1,000	1,098
Altria Group, 8.50%, 11/10/13	350	390
AmerisourceBergen, 4.875%, 11/15/19	760	868
Amgen, 2.30%, 6/15/16	550	564
Amgen, 5.75%, 3/15/40	900	1,004
Anheuser-Busch InBev Worldwide, 6.875%, 11/15/19 (2)	500	645
Bestfoods, 6.625%, 4/15/28	5	7
Bottling Group, 4.625%, 11/15/12	100	102
Bristol-Myers Squibb, 6.80%, 11/15/26	6	8
Bunge Finance, 5.90%, 4/1/17	200	225
Bunge Limited Finance, 5.10%, 7/15/15	115	124
Bunge Limited Finance, 8.50%, 6/15/19	265	331
Cardinal Health, 5.50%, 6/15/13	140	147
Cardinal Health, 5.80%, 10/15/16	1,000	1,164
Church & Dwight, 3.35%, 12/15/15	130	137
Coca-Cola Refreshments USA, 4.25%, 3/1/15	210	230
Diageo Capital, 5.20%, 1/30/13	225	233
Express Scripts, 3.125%, 5/15/16	1,285	1,341
Express Scripts, 6.25%, 6/15/14	180	198

General Mills, 1.55%, 5/16/14	1,000	1,015
General Mills, 5.70%, 2/15/17 (2)	200	238
Gilead Sciences, 2.40%, 12/1/14	450	466
Grupo Bimbo, 4.50%, 1/25/22 (1)(2)	120	124
Kaiser Permanente, 3.50%, 4/1/22	445	456
Kraft Foods, 5.375%, 2/10/20	1,200	1,400
Kroger, 5.00%, 4/15/13	200	208
Kroger, 7.50%, 1/15/14	150	166
Life Technologies, 3.50%, 1/15/16	900	938
Molson Coors Brewing, 3.50%, 5/1/22	850	856
Partners Healthcare, 3.443%, 7/1/21	1,400	1,428
PepsiAmericas, 4.875%, 1/15/15	125	138
PepsiCo, 4.65%, 2/15/13	200	207
PepsiCo, 7.90%, 11/1/18	43	58
Pernod-Ricard, 4.45%, 1/15/22 (1)	1,035	1,072
Pfizer, 5.35%, 3/15/15	350	395
Philip Morris International, 6.875%, 3/17/14	350	391
Reynolds American, 7.25%, 6/1/13 (2)	1,325	1,414
Roche Holdings, 5.00%, 3/1/14 (1)	286	308
SABMiller, 6.50%, 7/15/18 (1)	150	183
SABMiller Holdings, 2.45%, 1/15/17 (1)	1,100	1,124
Sanofi Aventis, 1.625%, 3/28/14 (2)	600	612
Sysco, 5.25%, 2/12/18 (2)	125	149
		22,162
Energy 2.0%		
Apache, 4.75%, 4/15/43	1,400	1,488
Apache, 6.00%, 1/15/37	200	246
BP Capital Markets, 2.248%, 11/1/16	1,200	1,233
BP Capital Markets, 4.75%, 3/10/19	475	539

Canadian Natural Resources, 1.45%, 11/14/14	720	730
Canadian Natural Resources, 6.25%, 3/15/38	950	1,188
ConocoPhillips, 5.90%, 10/15/32	1,500	1,874
Devon Financing, 7.875%, 9/30/31	80	114
Diamond Offshore Drilling, 5.70%, 10/15/39 (2)	300	344
Diamond Offshore Drilling, 5.875%, 5/1/19 (2)	1,125	1,322
EnCana, 5.90%, 12/1/17	230	266
EOG Resources, 6.875%, 10/1/18	350	438
Hess, 5.60%, 2/15/41	500	540
Hess, 7.00%, 2/15/14	350	386
Hess, 7.875%, 10/1/29	200	266
Marathon Oil, 6.00%, 10/1/17	250	295
Marathon Oil, 6.60%, 10/1/37	90	113
Motiva Enterprises, 6.85%, 1/15/40 (1)	205	257
Nabors Industries, 5.00%, 9/15/20	400	435
Nabors Industries, 9.25%, 1/15/19	300	391
Noble Energy, 6.00%, 3/1/41	525	599
Noble Holding International, 3.45%, 8/1/15	155	164
Noble Holding International, 3.95%, 3/15/22	600	609
Petro-Canada, 6.80%, 5/15/38	50	64
Phillips 66, 2.95%, 5/1/17 (1)	785	804
Reliance Holdings USA, 5.40%, 2/14/22 (1)	820	823
Rowan Companies, 5.00%, 9/1/17	1,420	1,534
Suncor Energy, 6.10%, 6/1/18	225	270
Talisman Energy, 3.75%, 2/1/21	1,600	1,621
Transocean, 7.50%, 4/15/31	150	174
Valero Energy, 6.125%, 6/15/17	200	234
Valero Energy, 9.375%, 3/15/19	435	576

Weatherford International, 9.625%, 3/1/19	300	399
		20,336
Industrial Other 0.0%		
President & Fellows of Harvard University, 3.70%, 4/1/13	300	307
		307
Technology 0.7%		
Broadcom, 2.375%, 11/1/15	120	125
Cisco Systems, 5.50%, 2/22/16	1,175	1,370
Fiserv, 3.125%, 6/15/16	300	310
Hewlett-Packard, 1.55%, 5/30/14	490	492
Hewlett-Packard, 2.625%, 12/9/14	880	906
Hewlett-Packard, 5.40%, 3/1/17 (2)	450	507
IBM, 1.25%, 5/12/14	1,000	1,013
IBM, 6.50%, 1/15/28	11	14
IBM, 8.375%, 11/1/19	100	141
Oracle, 6.50%, 4/15/38	300	396
Verisk Analytics, 5.80%, 5/1/21	1,000	1,093
Xerox, 2.95%, 3/15/17 (2)	175	179
Xerox, 5.50%, 5/15/12	50	50
Xerox, 5.65%, 5/15/13	375	392
Xerox, 8.25%, 5/15/14	135	153
		7,141
Transportation 0.6%		
BAA Funding, 4.875%, 7/15/23 (1)	1,120	1,137
Burlington Northern Santa Fe, 4.70%, 10/1/19	525	595
Burlington Northern Santa Fe, 5.65%, 5/1/17	90	106
Burlington Northern Santa Fe, 6.15%, 5/1/37	100	123
Canadian National Railway, 1.45%, 12/15/16	1,000	1,006

Canadian National Railway, 6.25%, 8/1/34 (2)	95	124
Canadian Pacific Railroad, 7.25%, 5/15/19 (2)	125	154
Continental Airlines, 4.75%, 7/12/22 (2)	211	221
Delta Air Lines, ETC, 4.95%, 5/23/19	200	212
ERAC USA Finance, 2.75%, 3/15/17 (1)	410	412
ERAC USA Finance, 4.50%, 8/16/21 (1)	320	333
ERAC USA Finance, 5.25%, 10/1/20 (1)	375	414
FedEx, 9.65%, 6/15/12 (2)	200	202
Norfolk Southern, 5.59%, 5/17/25	48	58
Norfolk Southern, 7.25%, 2/15/31	52	72
Norfolk Southern, 7.70%, 5/15/17	200	254
Union Pacific, 4.00%, 2/1/21 (2)	600	655
		6,078
Total Industrial		121,487

UTILITY 2.6%

Electric 1.4%

Alabama Power, 5.50%, 10/15/17 (2)	100	119
Allegheny Energy Supply, 6.75%, 10/15/39 (1)	590	652
Appalachian Power, 7.95%, 1/15/20 (2)	350	465
Black Hills, 6.50%, 5/15/13	50	53
Carolina Power & Light, 6.30%, 4/1/38	100	134
CenterPoint Energy Houston Electric, 6.95%, 3/15/33	100	135
Consolidated Natural Gas, 5.00%, 3/1/14	200	214
Dominion Resources, 5.20%, 8/15/19 (2)	810	946
Entergy Louisiana, 5.40%, 11/1/24	175	209
FirstEnergy Solutions, 4.80%, 2/15/15	260	281
Florida Power, 6.35%, 9/15/37	170	225
FPL Group Capital, 5.35%, 6/15/13	300	315

Georgia Power, 5.25%, 12/15/15	200	228
Iberdrola Finance Ireland, 3.80%, 9/11/14 (1)	240	244
Kansas Gas & Electric, 6.70%, 6/15/19 (1)	155	194
MidAmerican Energy, 6.125%, 4/1/36	170	208
National Rural Utilities Cooperative Finance, 3.875%, 9/16/15	150	164
Nevada Power, 6.65%, 4/1/36	400	527
Northeast Utilities, 5.65%, 6/1/13	200	210
Northern States Power, 5.25%, 7/15/35	145	173
NSTAR Electric, 4.875%, 4/15/14	100	108
Ohio Power, 5.375%, 10/1/21	450	522
Pacific Gas & Electric, 5.625%, 11/30/17	150	180
PacifiCorp, 6.25%, 10/15/37	90	118
PECO Energy, 5.35%, 3/1/18	75	89
PECO Energy, 5.95%, 10/1/36	150	192
PPL WEM Holdings, 3.90%, 5/1/16 (1)	1,500	1,572
Progress Energy, 5.625%, 1/15/16	500	574
PSEG Power, 2.75%, 9/15/16	225	231
Public Service Company of Colorado, 7.875%, 10/1/12	150	155
Public Service Electric & Gas, 5.70%, 12/1/36	180	227
San Diego Gas & Electric, 6.125%, 9/15/37	170	226
Southern California Edison, 4.15%, 9/15/14	280	303
Southern California Edison, 4.65%, 4/1/15	200	221
Southern Company, 1.95%, 9/1/16	535	548
Southern Company, 4.15%, 5/15/14	90	96
Southern Power, 5.15%, 9/15/41	1,000	1,078
Tampa Electric, 6.15%, 5/15/37	700	891
Virginia Electric & Power, 6.00%, 5/15/37	250	323
West Penn Power, 5.95%, 12/15/17 (1)	200	235

Xcel Energy, 4.70%, 5/15/20 (2)	375	425
		14,010
Natural Gas 1.2%		
AGL Capital, 5.25%, 8/15/19	210	241
Atmos Energy, 8.50%, 3/15/19	105	139
Buckeye Partners, 4.875%, 2/1/21	1,000	1,027
Buckeye Partners, 5.50%, 8/15/19	310	336
Buckeye Partners, 6.05%, 1/15/18	140	159
DCP Midstream, 4.75%, 9/30/21 (1)	710	757
Enbridge, 4.90%, 3/1/15 (2)	150	163
Enbridge, 5.80%, 6/15/14	85	93
Enbridge Energy Partners, 5.20%, 3/15/20	225	254
Enbridge Energy Partners, 5.50%, 9/15/40 (2)	400	433
Energy Transfer Partners, 6.50%, 2/1/42	1,525	1,615
Enterprise Products Operations, 4.85%, 8/15/42	800	784
Enterprise Products Operations, 7.55%, 4/15/38	350	456
Kinder Morgan Finance, 5.70%, 1/5/16	175	185
Magellan Midstream Partners, 4.25%, 2/1/21	325	345
Magellan Midstream Partners, 6.55%, 7/15/19 (2)	85	102
NiSource Finance, 6.125%, 3/1/22	1,310	1,563
Plains All American Pipeline, 5.75%, 1/15/20	450	522
Sempra Energy, 6.50%, 6/1/16	1,300	1,545
Southeast Supply Header, 4.85%, 8/15/14 (1)	150	157
Southern California Gas, 5.75%, 11/15/35	140	176
Spectra Energy Capital, 5.65%, 3/1/20	100	113
Williams Partners, 4.125%, 11/15/20	140	146
Williams Partners, 5.25%, 3/15/20	600	674
		11,985

Other Utility 0.0%		
Veolia Environnement, 6.00%, 6/1/18	200	227
		227
Total Utility		26,222
Total Corporate Bonds (Cost $225,535)		240,350

ASSET-BACKED SECURITIES 3.1%

Car Loan 1.9%		
Ally Auto Receivables Trust Series 2011-2, Class A4 1.98%, 4/15/16	965	988
Ally Auto Receivables Trust Series 2011-3, Class A4 1.61%, 5/16/16	2,500	2,549
Ally Master Owner Trust Series 2011-3, Class A2 1.81%, 5/15/16	1,500	1,522
AmeriCredit Automobile Receivables Trust Series 2010-1, Class C 5.19%, 8/17/15	335	354
BMW Vehicle Owner Trust Series 2011-A, Class A4 1.03%, 2/26/18	1,395	1,401
CarMax Auto Owner Trust Series 2010-1, Class A4 2.40%, 4/15/15	700	715
CarMax Auto Owner Trust Series 2011-1, Class A4 2.16%, 9/15/16	1,125	1,159
CarMax Auto Owner Trust Series 2011-2, Class A4 1.35%, 2/15/17	2,475	2,496
Ford Credit Auto Lease Trust Series 2011-A, Class A4 1.34%, 9/15/14	455	459

Ford Credit Auto Owner Trust Series 2009-E, Class A4 2.42%, 11/15/14	916	932
Ford Credit Auto Owner Trust Series 2011-A, Class A4 1.65%, 5/15/16	1,455	1,480
Honda Auto Receivables Owner Trust Series 2010-1, Class A4 1.98%, 5/23/16	225	228
Hyundai Auto Receivables Trust Series 2011-1A, Class A4 1.78%, 12/15/15	830	846
Hyundai Auto Receivables Trust Series 2011-B, Class A4 1.65%, 2/15/17	625	637
Mercedes-Benz Auto Lease Trust Series 2011-B, Class A4 1.24%, 7/17/17 (1)	2,245	2,261
Porsche Financial Series 2011-1, Class A4 1.19%, 12/17/18 (1)	995	1,004
USAA Auto Owner Trust Series 2010-1, Class A4 2.14%, 9/15/15	370	375
		19,406
Credit Card 0.5%		
Bank of America Credit Card Trust Series 2007-A1, Class A1 5.17%, 6/15/19	400	469
Bank of America Credit Card Trust Series 2007-A8, Class A8 5.59%, 11/17/14	1,000	1,006
Cabela's Credit Card Master Trust Series 2011-2A, Class A1 2.39%, 6/17/19 (1)	1,925	2,006
Capital One Multi-Asset Execution Trust Series 2005-A7, Class A7 4.70%, 6/15/15	435	440

GE Capital Credit Card Master Note Trust Series 2009-2, Class A 3.69%, 7/15/15	1,036	1,043
		4,964
Other Asset-Backed Securities 0.5%		
CNH Equipment Trust Series 2009-C, Class A4 3.00%, 8/17/15	824	836
GE Equipment Small Ticket Series 2011-1, Class A3 1.45%, 1/21/18 (1)	600	603
John Deere Owner Trust Series 2011-A, Class A4 1.96%, 4/16/18	400	409
Nordstrom Private Label Credit Card Master Trust Series 2011-1A, Class A 2.28%, 11/15/19 (1)	3,000	3,088
		4,936
Whole Business 0.2%		
Domino's Pizza Master Issuer Series 2012-1A, Class A2 5.216%, 1/25/42 (1)	1,953	2,027
Total Whole Business		2,027
Total Asset-Backed Securities (Cost $30,714)		31,333
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 4.1%		
Collateralized Mortgage Obligations 0.0%		
Sequoia Mortgage Trust Series 2010-H, Class A1 CMO, ARM, 3.75%, 2/25/40	108	109
		109

Commercial Mortgage Backed Securities 4.1%

Banc of America Commercial Mortgage Series 2005-1, Class A5, VR 5.337%, 11/10/42	545	597
Banc of America Commercial Mortgage Series 2005-3, Class A2 4.501%, 7/10/43	286	286
Bear Stearns Commercial Mortgage Securities Series 2002-TOP8, Class A2 4.83%, 8/15/38	228	230
Bear Stearns Commercial Mortgage Securities Series 2005-PWR8, Class A4 4.674%, 6/11/41	225	245
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9, Class A-4A 4.871%, 9/11/42	3,600	3,947
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9, Class AAB 4.804%, 9/11/42	356	372
Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class A4, VR 5.902%, 9/11/38	903	1,028
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class A4 5.54%, 9/11/41	450	511
Bear Stearns Commercial Mortgage Securities Series 2007-T28, Class AAB 5.746%, 9/11/42	1,285	1,378
Citigroup Commercial Mortgage Trust Series 2004-C1, Class A4, VR 5.533%, 4/15/40	1,815	1,948
Citigroup/Deutsche Bank Commercial Mortgage Series 2006-CD3, Class A5 5.617%, 10/15/48	1,000	1,130
Commercial Mortgage Loan Trust Series 2008-LS1, Class A3, VR 6.203%, 12/10/49	725	729

Commercial Mortgage PTC Series 2007-C9, Class A4, VR 6.006%, 12/10/49	500	579
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class A3 5.467%, 9/15/39	400	441
DBUBS Mortgage Trust Series 2011-LC3A, Class A2 3.642%, 8/10/44	2,570	2,760
GE Capital Commercial Mortgage Series 2005-C1, Class A5, VR 4.772%, 6/10/48	2,845	3,059
Goldman Sachs Mortgage Securities II Series 2006-GG6, Class A4, VR 5.553%, 4/10/38	2,000	2,228
Greenwich Capital Commercial Funding Series 2007-GG9, Class A4 5.444%, 3/10/39	1,200	1,328
Greenwich Capital Commercial Funding Series 2007-GG9, Class AAB 5.441%, 3/10/39	300	315
JPMorgan Chase Commercial Mortgage Securities Series 2004-C1, Class A3 4.719%, 1/15/38	1,955	2,042
JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP4, Class ASB, VR 4.824%, 10/15/42	222	231
JPMorgan Chase Commercial Mortgage Securities Series 2006-CB14, Class A4, VR 5.481%, 12/12/44	475	525
JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP9, Class A3 5.336%, 5/15/47	500	551
JPMorgan Chase Commercial Mortgage Securities Series 2007-C1, Class A4 5.716%, 2/15/51	555	614
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4 5.156%, 2/15/31	875	974

LB-UBS Commercial Mortgage Trust Series 2007-C2, Class A3 5.43%, 2/15/40	1,565	1,729
LB-UBS Commercial Mortgage Trust Series 2008-C1, Class AM, VR 6.314%, 4/15/41	280	294
Merrill Lynch Mortgage Trust Series 2006-C2, Class AM, VR 5.782%, 8/12/43	200	207
Morgan Stanley Capital I Series 2007-IQ14, Class A4, VR 5.692%, 4/15/49	500	548
Morgan Stanley Capital I Series 2007-IQ15, Class A4, VR 6.076%, 6/11/49	975	1,097
Morgan Stanley Capital I Series 2007-T27, Class A4, VR 5.817%, 6/11/42	4,000	4,635
Morgan Stanley Capital I Series 2008-T29, Class A3, VR 6.455%, 1/11/43	1,310	1,405
Morgan Stanley Capital I Series 2008-T29, Class A4, VR 6.455%, 1/11/43	2,136	2,532
Morgan Stanley Capital I Series 2011-C2, Class A1 1.48%, 6/15/44 (1)	852	853
		41,348
Total Non-U.S. Government Mortgage-Backed Securities (Cost $38,625)		41,457

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 32.5%

U.S. Government Agency Obligations 31.3% (3)

Federal Home Loan Mortgage		
4.00%, 8/1/25 - 2/1/41	16,474	17,412
4.50%, 5/1/19 - 9/1/40	14,991	16,015

5.00%, 10/1/18 - 8/1/40	8,421	9,197
5.50%, 3/1/18 - 12/1/39	5,093	5,558
6.00%, 12/1/13 - 8/1/38	2,220	2,458
6.50%, 4/1/16 - 1/1/36	723	824
7.00%, 11/1/30 - 6/1/32	6	6
7.50%, 4/1/15	1	1
Federal Home Loan Mortgage, ARM		
2.477%, 7/1/35	165	175
2.755%, 2/1/35	285	305
2.78%, 2/1/37	166	179
3.836%, 4/1/37	452	482
5.935%, 12/1/36	295	321
6.06%, 11/1/36	147	160
Federal Home Loan Mortgage, CMO, VR		
0.69%, 5/15/36	630	630
0.74%, 8/15/41	4,427	4,428
Federal Home Loan Mortgage, PTC, 4.00%, 4/1/41	5,640	5,963
Federal National Mortgage Assn.		
3.50%, 9/1/25 - 2/1/42	14,326	15,053
4.00%, 12/1/20 - 1/1/42	46,597	49,483
4.50%, 4/1/19 - 12/1/41	42,074	45,194
5.00%, 10/1/18 - 7/1/41	47,395	51,673
5.50%, 1/1/17 - 7/1/41	27,685	30,462
6.00%, 5/1/21 - 4/1/39	29,647	32,984
6.50%, 4/1/15 - 9/1/38	3,352	3,801
7.00%, 10/1/15 - 11/1/36	155	179
7.50%, 10/1/25 - 3/1/31	12	14
Federal National Mortgage Assn., ARM		
2.342%, 7/1/35	133	140

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 30.0%

U.S. Government Agency Obligations 3.7% (4)		
Federal Home Loan Bank, 5.125%, 8/14/13	115	122
Federal Home Loan Bank, 5.25%, 6/18/14	2,000	2,209
Federal Home Loan Mortgage, 1.625%, 4/15/13	1,575	1,596
Federal Home Loan Mortgage, 2.50%, 5/27/16	12,500	13,341
Federal Home Loan Mortgage, 4.50%, 7/15/13	500	525
Federal Home Loan Mortgage, 4.50%, 1/15/14	1,250	1,339
Federal National Mortgage Assn., 1.125%, 6/27/14	2,000	2,031
Federal National Mortgage Assn., 1.25%, 1/30/17	4,000	4,050
Federal National Mortgage Assn., 2.375%, 4/11/16	7,600	8,067
Federal National Mortgage Assn., 2.75%, 2/5/14	2,000	2,086
Federal National Mortgage Assn., 4.125%, 4/15/14	400	430
Federal National Mortgage Assn., 6.25%, 5/15/29	342	475
Federal National Mortgage Assn., 6.625%, 11/15/30	500	729
Private Export Funding, 3.55%, 4/15/13	550	567
Tennessee Valley Authority, 4.75%, 8/1/13	200	211
		37,778
U.S. Treasury Obligations 26.3%		
U.S. Treasury Bonds, 3.50%, 2/15/39	5,200	5,636
U.S. Treasury Bonds, 3.875%, 8/15/40	2,585	2,980
U.S. Treasury Bonds, 4.25%, 5/15/39	2,550	3,130
U.S. Treasury Bonds, 4.375%, 5/15/41	13,500	16,905
U.S. Treasury Bonds, 4.50%, 2/15/36	5,435	6,896
U.S. Treasury Bonds, 4.625%, 2/15/40	695	904
U.S. Treasury Bonds, 4.75%, 2/15/41	1,100	1,459
U.S. Treasury Bonds, 5.25%, 2/15/29	2,214	3,002
U.S. Treasury Bonds, 5.375%, 2/15/31	7,000	9,765

U.S. Treasury Bonds, 5.50%, 8/15/28	146	202
U.S. Treasury Bonds, 6.125%, 11/15/27	543	793
U.S. Treasury Bonds, 6.25%, 5/15/30	163	247
U.S. Treasury Bonds, 6.50%, 11/15/26	100	149
U.S. Treasury Bonds, 7.25%, 5/15/16	505	638
U.S. Treasury Bonds, 7.25%, 8/15/22	235	353
U.S. Treasury Bonds, 7.50%, 11/15/16	450	586
U.S. Treasury Bonds, 8.125%, 8/15/19	590	870
U.S. Treasury Bonds, 8.50%, 2/15/20	12	18
U.S. Treasury Bonds, 8.75%, 5/15/17	275	383
U.S. Treasury Bonds, 9.25%, 2/15/16	20	27
U.S. Treasury Bonds, 9.875%, 11/15/15	180	239
U.S. Treasury Notes, 0.50%, 5/31/13	5,000	5,016
U.S. Treasury Notes, 0.875%, 1/31/17	27,000	27,135
U.S. Treasury Notes, 1.00%, 9/30/16	14,410	14,601
U.S. Treasury Notes, 1.50%, 12/31/13	10,415	10,630
U.S. Treasury Notes, 1.75%, 5/31/16	33,150	34,657
U.S. Treasury Notes, 1.875%, 4/30/14	10,755	11,094
U.S. Treasury Notes, 2.00%, 11/30/13	5,495	5,646
U.S. Treasury Notes, 2.00%, 2/15/22	3,000	3,020
U.S. Treasury Notes, 2.125%, 11/30/14	24,830	25,955
U.S. Treasury Notes, 2.125%, 5/31/15	17,125	18,016
U.S. Treasury Notes, 2.125%, 2/29/16	9,800	10,376
U.S. Treasury Notes, 2.125%, 8/15/21	7,000	7,176
U.S. Treasury Notes, 2.50%, 3/31/15	7,165	7,599
U.S. Treasury Notes, 2.625%, 12/31/14	1,100	1,166
U.S. Treasury Notes, 2.625%, 4/30/16	4,385	4,732
U.S. Treasury Notes, 2.75%, 10/31/13	3,700	3,838
U.S. Treasury Notes, 2.75%, 2/15/19	13,000	14,272

U.S. Treasury Notes, 3.125%, 5/15/19	250	281
U.S. Treasury Notes, 3.625%, 2/15/20	1,875	2,171
U.S. Treasury Notes, 3.625%, 2/15/21	1,315	1,522
U.S. Treasury Notes, 4.00%, 2/15/15	200	220
U.S. Treasury Notes, 4.25%, 8/15/13	920	967
U.S. Treasury Notes, 4.625%, 2/15/17	250	295
		265,567
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $286,877)		303,345

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 3.8%

Government Guaranteed 0.6%		
Export Development Corporation, 4.50%, 10/25/12	350	356
KfW, 1.25%, 10/26/15	1,000	1,012
KfW, 1.25%, 2/15/17 (2)	1,000	1,006
KfW, 2.00%, 6/1/16	1,500	1,557
KfW, 4.00%, 10/15/13	300	315
KfW, 4.00%, 1/27/20	525	598
KfW, 4.875%, 1/17/17	300	351
Landwirtschaftliche Rentenbank, 4.875%, 11/16/15	450	510
Westpac Banking, 2.90%, 9/10/14 (1)(2)(5)	570	597
		6,302
Local Authorities 0.9%		
Hydro-Quebec, 2.00%, 6/30/16	1,200	1,239
Hydro-Quebec, 7.50%, 4/1/16	100	124
Hydro-Quebec, 8.00%, 2/1/13	11	12
Province of British Columbia, 2.85%, 6/15/15	500	534
Province of Manitoba, 2.125%, 4/22/13	550	559

Province of New Brunswick, 2.75%, 6/15/18	1,000	1,065
Province of New Brunswick, 5.20%, 2/21/17	400	472
Province of Newfoundland, 7.32%, 10/13/23	4	6
Province of Newfoundland, 8.65%, 10/22/22	4	6
Province of Ontario, 1.60%, 9/21/16	1,400	1,421
Province of Ontario, 2.30%, 5/10/16 (2)	1,500	1,562
Province of Quebec, 2.75%, 8/25/21 (2)	1,350	1,375
Province of Quebec, 4.625%, 5/14/18	140	164
Province of Quebec, 7.50%, 9/15/29	104	155
		8,694
Owned No Guarantee 0.8%		
Abu Dhabi National Energy, 5.62%, 10/25/12 (1)	225	229
Centrais Electricas Brasileiras, 5.75%, 10/27/21 (1)	1,250	1,365
Codelco, 3.75%, 11/4/20 (1)	285	298
IPIC, 3.75%, 3/1/17 (1)	1,400	1,430
Mubadala, 5.75%, 5/6/14 (1)	250	269
Petrobras International Finance, 5.875%, 3/1/18	1,850	2,092
Petroleos Mexicanos, 4.875%, 3/15/15 (2)	400	434
Petroleos Mexicanos, 6.00%, 3/5/20	1,350	1,556
Swedish Export Credit, 1.75%, 10/20/15	500	507
Swedish Export Credit, 5.125%, 3/1/17	200	230
		8,410
Sovereign 0.7%		
Government of Bermuda, 5.603%, 7/20/20 (1)	300	344
Government of Canada, 0.875%, 2/14/17	565	563
Republic of Brazil, 5.625%, 1/7/41	150	179
Republic of Brazil, 5.875%, 1/15/19	2,200	2,664
Republic of Chile, 5.50%, 1/15/13	80	83

Republic of South Africa, 5.50%, 3/9/20	300	343
Republic of South Africa, 6.50%, 6/2/14	100	111
United Mexican States, 5.95%, 3/19/19	1,500	1,835
United Mexican States, 6.375%, 1/16/13	100	104
United Mexican States, 8.00%, 9/24/22	300	425
United Mexican States, 11.375%, 9/15/16	100	142
		6,793
Supranational 0.8%		
Asian Development Bank, 2.625%, 2/9/15	1,000	1,058
European Investment Bank, 2.875%, 3/15/13	250	254
European Investment Bank, 3.125%, 6/4/14	550	578
European Investment Bank, 4.625%, 5/15/14 (2)	1,050	1,134
European Investment Bank, 5.125%, 9/13/16 (2)	400	464
Inter-American Development Bank, 1.75%, 8/24/18	1,200	1,230
International Bank for Reconstruction & Development 0.50%, 11/26/13	675	677
International Bank for Reconstruction & Development 1.00%, 9/15/16	1,400	1,410
International Bank for Reconstruction & Development 3.625%, 5/21/13	250	259
International Finance, 2.25%, 4/11/16	1,000	1,055
International Finance, 3.00%, 4/22/14	250	263
		8,382
Total Foreign Government Obligations & Municipalities (Cost $36,456)		38,581
MUNICIPAL SECURITIES 1.9%		
California 0.3%		
California, Build America, 7.625%, 3/1/40	650	866
Los Angeles Airport, Build America, 7.053%, 5/15/40	700	917
San Diego County Water Auth., Build America, 6.138%, 5/1/49	275	358

Univ. of California Regents, Build America, 5.77%, 5/15/43	470	574
		2,715
District of Columbia 0.2%		
District of Columbia, Build America, 5.591%, 12/1/34	1,350	1,677
		1,677
Illinois 0.3%		
Chicago, O'Hare Int'l. Airport, Build America, 6.395%, 1/1/40	1,350	1,707
Illinois Toll Highway Auth., Build America, 6.184%, 1/1/34	295	364
Metropolitan Water Reclamation Dist. of Greater Chicago Build America, 5.72%, 12/1/38	460	572
		2,643
Maryland 0.0%		
Maryland Transportation Auth., Build America, 5.888%, 7/1/43	250	323
		323
New Jersey 0.2%		
New Jersey Turnpike Auth., Build America, 7.414%, 1/1/40	1,000	1,450
		1,450
New York 0.4%		
Dormitory Auth. of the State of New York, Build America 5.628%, 3/15/39	700	841
Metropolitan Transportation Auth., Build America 5.871%, 11/15/39	500	576
Metropolitan Transportation Auth., Dedicated Tax Fund Build America, 7.336%, 11/15/39	145	209
New York City Municipal Water Fin. Auth., Build America 6.011%, 6/15/42	1,165	1,563
New York City Transitional Fin. Auth., Build America 5.508%, 8/1/37	700	838
		4,027

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Changes in Net Assets

($000s)

	6 Months Ended 4/30/12	Year Ended 10/31/11
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 14,290	$ 24,872
Net realized gain	12,066	7,066
Change in net unrealized gain	67	13,334
Increase in net assets from operations	26,423	45,272
Distributions to shareholders		
Net investment income	(16,532)	(26,706)
Net realized gain	(4,169)	(109)
Decrease in net assets from distributions	(20,701)	(26,815)
Capital share transactions*		
Shares sold	218,449	804,693
Distributions reinvested	18,834	24,188
Shares redeemed	(422,416)	(272,731)
Redemption fees received	17	43
Increase (decrease) in net assets from capital share transactions	(185,116)	556,193
Net Assets		
Increase (decrease) during period	(179,394)	574,650
Beginning of period	1,189,467	614,817
End of period	**$ 1,010,073**	**$ 1,189,467**
Undistributed (overdistributed) net investment income	(2,242)	–
*Share information		
Shares sold	18,950	71,221
Distributions reinvested	1,634	2,140
Shares redeemed	(36,667)	(24,194)
Increase (decrease) in shares outstanding	(16,083)	49,167

The accompanying notes are an integral part of these financial statements.

Unaudited

Notes to Financial Statements

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on November 30, 2000. The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market, as represented by the Barclays Capital U.S. Aggregate Bond Index.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Credits Credits are earned on the fund’s temporarily uninvested cash balances held at the custodian and such credits reduce the amount paid by the manager for custody of the fund’s assets. In order to pass the benefit of custody credits to the fund, the manager has voluntarily reduced its investment management and administrative expense in the accompanying financial statements.

Redemption Fees A 0.5% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Pronouncements In May 2011, the Financial Accounting Standards Board (FASB) issued amended guidance to align fair value measurement and disclosure requirements in U.S. GAAP with International Financial Reporting Standards. The guidance is effective for fiscal years and interim periods beginning on or after December 15, 2011. Adoption will have no effect on net assets or results of operations.

In December 2011, the FASB issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund determines the values of its assets and liabilities and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

Valuation Inputs Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on April 30, 2012:

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

TBA Purchase and Sale Commitments During the six months ended April 30, 2012, the fund entered into to be announced (TBA) purchase and/or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such mortgage-backed securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBA purchase transactions with the intention of taking possession of the underlying mortgage securities; however, for either purchase or sale transactions, the fund also may extend the settlement by “rolling” the transaction. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBA commitments.

Dollar Rolls During the six months ended April 30, 2012, the fund entered into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities are not. On April 30, 2012, the value of cash collateral investments was $16,108,000, and the value of loaned securities was $15,621,000.

Counterparty Risk and Collateral The fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with certain over-the-counter (OTC) financial instruments, including swaps, forward currency exchange contracts, TBA purchase commitments, and OTC options (collectively, covered OTC instruments). Subject to certain minimum exposure requirements (which typically range from $100,000 to $500,000), collateral requirements generally are determined and transfers made based on the net aggregate unrealized gain or loss on all covered OTC instruments covered by a particular collateral agreement with a specified counterparty. Collateral, both pledged by the fund to a counterparty and pledged by a counterparty to the fund, is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies. Securities posted as collateral by the fund to a counterparty are so noted in the accompanying Portfolio of Investments and remain in the fund’s net assets. In accordance with GAAP, cash pledged by counterparties to the fund is included in the fund’s net assets, however, securities pledged by counterparties to the fund are not recorded by the fund. As of April 30, 2012, no collateral was pledged by either the fund or counterparties.

At any point in time, the fund’s risk of loss from counterparty credit risk on covered OTC instruments is the aggregate unrealized gain on appreciated covered OTC instruments in excess of collateral, if any, pledged by the counterparty to the fund. In accordance with the terms of the relevant derivatives agreements, counterparties to OTC derivatives may be able to terminate derivative contracts prior to maturity after the occurrence of certain stated events, such as a decline in net assets above a certain percentage or a failure by the fund to perform its obligations under the contract. Upon termination, all transactions would typically be liquidated and a net amount would be owed by or payable to the fund.

Other Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $54,290,000 and $83,474,000, respectively, for the six months ended April 30, 2012. Purchases and sales of U.S. government securities aggregated $901,712,000 and $1,060,442,000, respectively, for the six months ended April 30, 2012.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At April 30, 2012, the cost of investments for federal income tax purposes was $1,000,574,000. Net unrealized gain aggregated $49,027,000 at period-end, of which $49,841,000 related to appreciated investments and $814,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.30% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management, shareholder servicing, transfer agency, accounting, and custody services provided to the fund, as well as fund directors’ fees and expenses; interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At April 30, 2012, approximately 4% of the outstanding shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

As of April 30, 2012, T. Rowe Price Group, Inc., and/or its wholly owned subsidiaries owned 818,219 shares of the fund, representing less than 1% of the fund’s net assets.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov. The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Approval of Investment Management Agreement

On March 6, 2012, the fund’s Board of Directors (Board) unanimously approved the continuation of the investment advisory agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). The Board considered a variety of factors in connection with its review of the Advisory Contract, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, accounting, and administrative services; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total returns over the three-month and 1-, 3-, 5-, and 10-year periods, as well as the fund’s year-by-year returns, and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing T. Rowe Price mutual funds. The Board also reviewed estimates of the gross profits realized from managing the fund in particular, and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund or other funds benefit under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. The Board noted that, under the Advisory Contract, the fund pays the Advisor a single fee based on the fund’s average daily net assets that includes investment management services and provides for the Advisor to pay all expenses of the fund’s operations except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. The Board concluded that, based on the profitability data it reviewed and consistent with this single-fee structure, the Advisory Contract provided for a reasonable sharing of any benefits from economies of scale with the fund.

Fees
The Board was provided with information regarding industry trends in management fees and expenses, and the Board reviewed the fund’s single-fee structure in comparison with fees and expenses of other comparable funds based on information and data supplied by Lipper. For these purposes, the Board assumed that the fund’s management fee rate was equal to the single fee less the fund’s operating expenses. The information provided to the Board indicated that the fund’s management fee rate and total expense ratio were at or below the median for comparable funds.

The Board also reviewed the fee schedules for institutional accounts and other private accounts and funds with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to institutional account clients that illustrated how the requirements and economies of the institutional business are fundamentally different from those of the mutual fund business. The information showed that the Advisor’s responsibilities for its institutional account business are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it advises and that the Advisor performs significant additional services and assumes greater risk for the fund and other T. Rowe Price mutual funds than it does for institutional account clients. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Advisory Contract were reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board was assisted by the advice of independent legal counsel and concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date June 14, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date June 14, 2012

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date June 14, 2012